Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity [Abstract]
Shareholders’ equity
20	Shareholders’ equity

20.1	Capital stock and stock rights

According to the Company’s bylaws, the Company’s authorized share capital may be increased up to 2 billion common shares. Below, the subscribed and fully paid-in share capital, represented by common shares, all nominative and with no par value:

	Number of shares	Amount
As of December 31, 2020	1,341,757,835	761
Capital increase – Board of Directors’ Meeting on 07/01/2021	2,720,530	18
Capital increase – Board of Directors’ Meeting on 07/27/2021	2,020,930	8
Capital increase – Board of Directors’ Meeting on 12/07/2021	175,182	1
Total changes for the year	4,916,642	27
As of December 31, 2021	1,346,674,477	788
Capital increase – Board of Directors’ Meeting on 02/21/2022	239,755	1
Capital increase – Extraordinary General Meeting on 04/28/2022	-	464
Capital increase – Board of Directors’ Meeting on 05/09/2022	298,919	2
Capital increase – Board of Directors’ Meeting on 07/27/2022	1,119,515	3
Capital increase – Board of Directors’ Meeting on 10/20/2022	650,808	3
Capital increase – Board of Directors’ Meeting on 12/06/2022	181,920	2
Total changes for the year	2,490,917	475
As of December 31, 2022	1,349,165,394	1,263
Capital increase – Board of Directors’ Meeting on 02/15/2023	59,870	1
Capital increase – Board of Directors’ Meeting on 03/28/2023	1,031,232	1
Capital increase – Board of Directors’ Meeting on 08/18/2023	1,207,046	4
Capital increase – Board of Directors’ Meeting on 10/30/2023	213,458	2
Capital increase – Board of Directors’ Meeting on 12/08/2023	156,200	1
Total changes for the year	2,667,806	9
As of December 31, 2023	1,351,833,200	1,272

20.2	Distribution of dividends and interest on own capital

Management proposed that the income for the year ended December 31, 2023 be allocated to the tax incentive reserve, therefore, no dividends were distributed and no interest on own capital was paid, as shown below:

	For the year ended December 31,
	2023	2022	2021
Net income for the year	710	1,220	1,610
Tax incentive reserve	(710)	(753)	(709)
Base for legal reserve	-	467	901
% Legal reserve	5%	5%	5%
Legal reserve for the year	-	23	5
Minimum mandatory dividends – 25%	-	111	224
Interest on own capital paid/payable intermediaries (i)	-	(43)	(56)
Minimum mandatory dividends paid in the form of interest on shareholder’s equity	-	68	168

(i)	At a meeting of the Board of Directors held on December 23, 2022, the advance payment of interest on own capital in the gross amount of R$50 was approved, pursuant to which the withholding tax was deducted in the amount of R$7, corresponding to the net amount of R$43. The effective payment occurred on February 17, 2023.

At the Annual General Meeting (“AGM”) of shareholders held on April 27, 2023, shareholders voted for the approval of the minimum mandatory dividend in the amount of R$68, calculated in accordance with Brazilian Corporate Law. The total amount relating to dividends corresponding to R$0.0500185431139003 per common share was paid in June 2023.

Shareholders are entitled to receive a mandatory minimum annual dividend equivalent to 25% of the net income for each fiscal year, adjusted in accordance with the law, offsetting in annual dividends interest on own capital and dividends distributed in the year.

The net profits or losses will be allocated by the shareholders, and their distribution, if any, will be made in the proportion established by them at the time.

The Company may, at the discretion of the Administration, pay interest on own capital, the net amount of which will be imputed to the mandatory minimum dividends, as provided for in article 9 of Law 9249/95. Interest on own capital is calculated based on the balance of shareholders’ equity, limited to the variation, pro rata day, of the Long-Term Interest Rate - TJLP. The actual payment or credit of interest on own capital is conditioned to the existence of profits (net profit for the year after deducting social contribution on net profit and before deducting the provision for income tax), computed before deducting interest on equity, or retained earnings and profit reserves equal to or greater than twice the interest to be paid or credited. Interest will be subject to income tax at source at the rate of 15%, on the date of payment or credit to the beneficiary.

20.3	Profit reserve

Legal reserve: this is recorded by appropriating 5% of the net income of each fiscal year, observing the 20% limit of capital. As of December 31, 2023, the amount was R$180 (R$180 as of December 31, 2022).

As of December 31, 2023, no amount were allocated to legal reserve (R$23 as of December 31, 2022), since the income for the year was used to record the tax incentive reserve.

	For the year ended December 31,
	2023	2022	2021
Net income for the year	710	1,220	1,610
Tax incentive reserve	(710)	(753)	(709)
Base for legal reserve	-	467	901
% Legal reserve	5%	5%	5%
Legal reserve for the year	-	23	5

20.4	Expansion Reserve

At the Annual General Meeting held on April 28, 2022, the constitution of the expansion reserve in the amount of R$632 was approved, against the profit reserve of the year 2021.

At the AGM held on April 27, 2023 the constitution of the expansion reserve in the amount of R$325 was approved, against the earnings reserve of the year 2022.

20.5	Tax incentive reserve

According to the legal basis mentioned in note 19.1, tax incentives granted by the States for a considered investment, deductible for the assessment of income tax and social contribution. Thus, at the end of December 31, 2023, the Company allocated the amount of R$939 to the tax incentive reserve (R$753 as of December 31, 2022), of which R$710 refers to the amount of incentives generated in 2023 and constituted in the same year and R$229 to be recognized when the Company reports income in subsequent periods.

As provided for in article 30 of Law 12,973/14, the tax incentive reserve may be used to absorb losses, provided that the other profit reserves have already been fully absorbed, with the exception of the legal reserve, or for an increase in capital. Within the same legal provision, the tax incentive reserve and legal reserve are not part of the calculation basis for the minimum mandatory dividend, and the Company must subject it to taxation, in case of distribution.

20.6	Share-based payment

20.6.1	Recognized Options Granted

The expenses associated to the Company’s executives’ share-based payments in accordance with IFRS 2 – Share-based payment, are recognized “Stock options granted”.

The Company’s employees and executives of entities of their economic group may receive payment based on shares, when employees provide services in exchange for equity instruments (“transactions settled with shares”).

The Company measures the transaction costs of employees eligible for share-based compensation, based on the fair value of equity instruments on the grant date. Estimating the fair value of share-based payment transactions requires a definition of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires a definition of the most appropriate information for the valuation model, including the stock option life expectancy, volatility and dividend return, as well as the preparation of corresponding assumptions.

The cost of operations settled with shares is recognized as an expense for the year, together with a corresponding increase in shareholders’ equity, during the year in which the performance and / or service provision conditions are met. Accumulated expenses recognized in relation to equity instruments on each base date, up to the acquisition date, reflect the extent to which the acquisition period has expired and the best estimate of the Company of the number of equity instruments that will be acquired.

The expense or reversal of expenses for each year represents the movement in accumulated expenses recognized at the beginning and end of the year. Expenses related to services that have not completed their acquisition period are not recognized, except in the case of operations settled with shares in which the acquisition depends on a market condition or non-acquisition of rights, which are treated as acquired, regardless of whether the market condition or non-acquisition of rights is satisfied or not, provided that all other performance and / or service provision conditions are met.

When an equity instrument is modified, the minimum expense recognized is the expense that would have been incurred if the terms had not been modified. An additional expense is recognized in the event of a change the total fair value of the share-based payment transaction or that otherwise benefits the employee, as measured on the date of the change.

In case of cancellation of an equity instrument, it is treated as if it were fully acquired on the date of cancellation, and any expenses not yet recognized, referring to the premium, are recognized immediately in the income for the year. This includes any premium whose conditions of non-acquisition under the control of the Company or the employee are not met. However, if the canceled plan is replaced by a new plan and substitute grants are generated, on the date it is granted, the canceled grant and the new plan will be treated as if they were a modification of the original grant, as described in the previous paragraph. All cancellations for transactions settled with shares are treated in the same way.

The dilutive effect of outstanding options is reflected as an additional dilution of shares in the calculation of diluted earnings per share.

The following describes the stock option plan as of December 31, 2023.

Company’s compensation plan

The Company’s compensation plan (“Compensation Plan”) is managed by Company’s Board of Directors, which delegated to the Human Resources, Culture and Compensation Committee (“Committee”) the responsibility to grant options and advise on the management of the Compensation Plan.

Members of the Committee meet to grant options from the Compensation Plan series and whenever there are questions raised regarding the compensation plan. Each series of options granted are assigned the letter “B” followed by a number. For the year ended December 31, 2023, the B8, B9 and B10 series options were in effect.

Options granted to a participant will not be exercisable for a period of 36 (thirty six) months from the date of grant (“grace period”), except with formal authorization by the Company, and may only be exercised in the period beginning on the first day of the 37th (thirty-seventh) month from the date of grant, and ends on the last day of the 42nd (forty-second) month from the date of grant (“exercise period”).

The participants may exercise their total purchase options or in part, in one or more times, if for each year, the option exercise term is submitted during the exercise period.

The exercise price of each stock option granted under the Compensation Plan should correspond to R$0.01 (“exercise price”).

The exercise price of the options shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, in the tenth (10th) day preceding the date of acquisition of the shares.

The Company withholds any applicable tax under Brazilian tax law, less the number of shares delivered to the participant amount equivalent to taxes withheld.

Company’s option plan

The Company’s option plan (“Option Plan”) is managed by the Company’s Board of Directors, which delegated to the Committee the responsibility to grant options and advise on the management of the Option Plan.

Members of the Committee meet to grant options from the Option Plan series and whenever there are questions raised regarding the Option Plan. Each series of options granted receive the letter “C” followed by a number. For the year ended December 31, 2023, the C8, C9 and C10 series options granted were in effect.

For each series of stock options granted under the Option Plan, the exercise price of each stock option shall be equivalent to 80% of the closing price of the average of the Company’s common shares traded in the prior twenty (20) days on the B3 prior to the date of the Committee meeting that decides upon the granting of the options of that series (“exercise price”).

Options granted to a participant shall be exercisable for a period of 36 (thirty six) months from the date of grant (“grace period”), and may only be exercised in the period beginning on the first day of the 37th (thirty-seventh) months as from the grant date, and ends on the last day of the 42nd (forty-second) month as of the grant date (“exercise period”), provided the exceptions included in the Compensation Plan.

The participant may exercise their options in full or in part, in one or more times, if for each year the option exercise agreement is submitted during the exercise period.

The exercise price of the options shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, provided that the payment deadline will always be the tenth (10th) day preceding the date to acquire the shares.

Information relating to the Company’s option plan and compensation plan is summarized below:

			As of December 31, 2023
			Number of shares (in thousands)
Granted series	Grant date	1st exercise date	Strike price on the grant date (in reais)	Grantees	Exercised	Cancelled	Current
B8	5/31/2021	6/01/2024	0.01	363	(20)	(45)	298
C8	5/31/2021	6/01/2024	13.39	363	(20)	(45)	298
B9	5/31/2022	6/01/2025	0.01	2,163	(358)	-	1,805
C9	5/31/2022	6/01/2025	12.53	1,924	(119)	-	1,805
B10 (i)	5/31/2023	6/01/2026	0.01	1,390	-	-	1,390
C10 (i)	5/31/2023	6/01/2026	11.82	1,390	-	-	1,390
				7,593	(517)	(90)	6,986

(i)	Shares granted to executives excluding statutory officers.

20.6.2	Consolidated information of Company’s share-based payment plans

According to the terms of the plans, each option offers its beneficiary the right to buy a share of the Company. In both plans, the grace period is 36 months, always measured from the date on which the Board of Directors approved the issuance of the respective series of options. The stock options may be exercised by their beneficiaries within 6 months after the end of the grace period of the respective grant date. To exercise their options, beneficiaries of the plans must be employees of the Company. The plans differ solely by exercise price of the options and in the existence or not of a restriction period for the sale of the shares acquired in the exercise of the option.

According to the plans, the options granted in each of the series may represent maximum 2% of the total shares issued by the Company.

The table below shows the maximum percentage of dilution to which current shareholders eventually being subject to in the event that all options granted are exercised until December 31, 2023:

For the year ended December 31, 2023
(in thousands)
Number of shares	1,351,833
Balance of effective stock options granted	6,986
Maximum percentage of dilution	0.52%

The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black-Scholes” taking into account the following assumptions:

Series granted	Weithted average fair value of option’s granted (in reais)	Estimated dividends	Approximate estimated volatility	Risk-free weighted average interest rate	Exit rate	Average remaining life expectancy
B8	17.21	1.28%	37.06%	7.66%	8.00%	5 months
C8	7.69
B9	15.27	1.20%	37.29%	12.18%	8.00%	17 months
C9	7.35
B10	10.33	1.31%	35.32%	10.87%	8.00%	29 months
C10	3.28

	Shares (in thousands)	Weighted average of exercise price (R$)	Weighted average of remaining contractual term
As of December 31, 2021	668	6.70	2.42

As of December 31, 2022
Granted during the year	4,087	5.90
Exercised during the year	(104)	6.01
Outstanding at year end	4,651	6.01	2.28
Total to be exercised as of December 31, 2022	4,651	6.01	2.28
As of December 31, 2023
Granted during the year	2,780	5.92
Cancelled during the year	(32)	5.97
Exercised during the year	(413)	5.97
Outstanding at year end	6,986	5.97	1.73
Total to be exercised as of December 31, 2023	6,986	5.97	1.73

The amount recorded in the statement of operations for the year ended December 31, 2023 was R$28 (R$14 as of December 31, 2022).

20.6.3	Cash-settled share-based payment plan

At the Extraordinary General Meeting held on July 14, 2023, the cash-settled share-based payment plan was approved, only for the Company’s Statutory Officers, this plan does not make officers a partner of the Company, they only acquire the right to receive a cash compensation corresponding to the average price of the Company’s shares traded on B3 under the ticker ASAI3.

The calculation methodology is the linear average of the share price considering the last 20 trading sessions, including the base date of August 1, 2023 (grant date), until the end of the plan on July 31, 2028. The payment will be made in local currency, considering the vesting periods of the shares.

1,989,465 shares were granted to the Company’s officers and the premium related to 50% of the shares will be conditional on compliance with the service condition (shares conditioned on time) and the other 50% of the shares will be conditional on the cumulative compliance with the service condition and the performance condition (shares conditioned on time and performance).

For shares conditioned on time to become vested, Offices must remain with the Company from the grant date to the dates below (vesting period):

a)	20% (twenty percent) on the 3-year anniversary from the grant date;

b)	20% (twenty percent) on the 4-year anniversary from the grant date; and

c)	60% (sixty percent) on the 5-year anniversary from the grant date.

For shares conditioned on time and performance to become vested, the Executive must comply with the vesting periods above, in addition to meeting the goals, being segregated between: a) Environmental, Social and Governance (“ESG”) goal with a weight of 30%: i) hiring people with disabilities; ii) women in leadership, in managerial positions or higher; and iii) total carbon emissions – Scope 1 and 2; and b) Operating target with a weight of 70%: i) operating cash flow.

The targets above will be reviewed annually by the Board of Directors and non-achievement of them at December 31, 2026 and 2027 may be compensated by achievement on subsequent measurement dates.

At the end of each vesting period, virtual shares conditioned on time that have become vested virtual shares will be automatically settled, for virtual shares conditioned on time and performance the goals listed above must be achieved.

If the Officer is terminated on his/her own initiative, the Officer will lose the right to receive unvested shares, which will be immediately canceled and extinguished, without any compensation and/or indemnity, regardless of prior notice or notice. If the Officer is terminated at the initiative of the Company, through dismissal and removal from office due to serious misconduct, all his/her shares will be extinguished, without any compensation and/or indemnity, regardless of prior notice or notice. If the Officer is terminated due to mutual agreement between the Company and the Officer or on the Company’s initiative, through dismissal and removal from office without serious misconduct, the Officer will have the right, subject to compliance with restrictive obligations, to settlement of all vested shares at the termination date and to maintain a portion of the unvested shares as agreed between the parties.

As of December 31, 2023, the amount of the liability corresponding to the plan, including payroll charges, in recorded is “Other accounts payable” in the amount of R$4 and the total expense recognized, including payroll charges, was R$4 and the fair value of this plan in that date was R$35, including charges.